UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: November 1, 2017 – January 31, 2018

Item 1.  Schedule of Investments.

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
JANUARY 31, 2018

Shares	Security Description	Value
Common Stock - 82.1%
Consumer Discretionary - 12.1%
15,000	El Pollo Loco Holdings, Inc. (a)	$150,750
5,000	Tapestry, Inc.	235,200
5,000	Target Corp.	376,100
9,000	Williams-Sonoma, Inc.	461,070
		1,223,120
Consumer Staples - 13.9%
3,000	Alico, Inc.	80,700
700	Dr. Pepper Snapple Group, Inc.	83,545
7,500	General Mills, Inc.	438,675
5,000	The Coca-Cola Co.	237,950
2,250	The Procter & Gamble Co.	194,265
5,000	Walgreens Boots Alliance, Inc.	376,300
		1,411,435
Energy - 1.8%
2,500	Schlumberger, Ltd.	183,950

Financials - 15.0%
3,000	American Express Co.	298,200
2,500	Brighthouse Financial, Inc. (a)	160,650
11,500	Federated Investors, Inc., Class B	398,820
9,000	MetLife, Inc.	432,630
11,000	Old Republic International Corp.	236,390
		1,526,690
Health Care - 10.0%
2,500	Eli Lilly & Co.	203,625
4,000	Gilead Sciences, Inc.	335,200
2,500	PerkinElmer, Inc.	200,400
1,000	Teleflex, Inc.	277,750
		1,016,975
Industrials - 10.4%
3,000	Emerson Electric Co.	216,690
22,500	General Electric Co.	363,825
1,500	Hubbell, Inc.	203,925
2,000	Mueller Water Products, Inc., Class A	23,260
12,500	Pitney Bowes, Inc.	176,375
2,500	The Gorman-Rupp Co.	70,675
		1,054,750
Technology - 17.0%
7,500	Corning, Inc.	234,150
750	F5 Networks, Inc. (a)	108,405
11,000	II-VI, Inc. (a)	469,150
1,000	International Business Machines Corp.	163,700
8,000	Reis, Inc.	166,000
10,500	Seagate Technology PLC	579,600
		1,721,005
Utilities - 1.9%
3,500	National Fuel Gas Co.	195,125

Total Common Stock (Cost $6,850,102)		8,333,050

Money Market Fund - 19.7%
1,998,980	Dreyfus Treasury Prime Cash Management, Institutional Shares, 1.20% (b) (Cost $1,998,980)	1,998,980
Investments, at value - 101.8% (Cost $8,849,082)		$10,332,030
Other Assets & Liabilities, Net - (1.8)%		(177,734)
Net Assets - 100.0%		$10,154,296

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2018.

The following is a summary of the inputs used to value the Fund's inputs as of January 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2  – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,333,050
Level 2 - Other Significant Observable Inputs	1,998,980
Level 3 - Significant Unobservable Inputs	–
Total	$10,332,030

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended January 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	February 27, 2018

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	February 27, 2018